Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 08, 2018	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (542,207)	$ (406,945)		$ (1,343,412)	$ (1,393,544)	[1]
Adjustments to Reconcile Net Loss to Net Cash Provided by (Used in) Operations:
Depreciation and amortization	208,731	236,517		842,149	582,559
Paid in kind interest
Stock based compensation	74,596	66,262		265,050	185,963
Non-cash interest expense					7,660
Gain on settlement of payables					(16,039)
Bad debt expense					38,113
Changes in assets and liabilities:
Accounts receivable	94,434	(71,030)		(73,294)	63,869
Prepaid expenses	(219)	(991)		4,429	63,810
Other current assets				(100,000)	(8,278)
Other long-term assets	19,619	(5,419)		63,396	(26,576)
Accounts payable	(149,895)	(7,371)		125,327	149,161
Accrued expenses - related party	101,316	79,992		372,014	239,310
Other accrued liabilities	242,951	(4,756)		(10,385)	(17,100)
Deferred revenue	(99,594)			99,594
Other long-term liabilities
Net Cash Provided by (Used in) Operating Activities	(50,268)	(113,741)		244,868	(131,092)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment
Proceeds from note receivable					174,967
Cash received in business combination					42,711
Net Cash provided by Investing Activities					217,678
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable - related parties		45,000		361,467	3,055,000
Payment on notes payable - related parties					(30,000)
Payment of deferred offering costs	(22,815)			(210,305)
Payment on notes payable					(3,000,000)
Net Cash provided by Financing Activities	(22,815)	45,000		151,162	25,000
Net Change in Cash	(73,083)	(68,741)		396,030	111,586
Cash - Beginning of Period	507,616	111,586		111,586
Cash - End of Period	434,533	42,845		507,616	111,586
Cash Paid For:
Interest	216,125	223,750		876,875	728,000
Income taxes
Predecessor
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			(746,162)
Adjustments to Reconcile Net Loss to Net Cash Provided by (Used in) Operations:
Depreciation and amortization			109,225
Paid in kind interest			275,369
Stock based compensation
Non-cash interest expense
Gain on settlement of payables
Bad debt expense
Changes in assets and liabilities:
Accounts receivable			99,190
Prepaid expenses			35,445
Other current assets			(298)
Other long-term assets			6,775
Accounts payable			(219,888)
Accrued expenses - related party			(3,156)
Other accrued liabilities			63,905
Deferred revenue
Other long-term liabilities			(2,511)
Net Cash Provided by (Used in) Operating Activities			(382,106)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(6,274)
Proceeds from note receivable			182,362
Cash received in business combination
Net Cash provided by Investing Activities			176,088
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable - related parties
Payment on notes payable - related parties
Payment of deferred offering costs
Payment on notes payable
Net Cash provided by Financing Activities
Net Change in Cash			(206,018)
Cash - Beginning of Period			225,227		$ 225,227
Cash - End of Period			19,209
Cash Paid For:
Interest			458,812
Income taxes

[1]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through December 31, 2018 and the net assets acquired from GACP from April 9, 2018 through December 31, 2018.